MAJOR CUSTOMERS (Summary of Net Revenues) (Details) (Net revenues [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Concentration of credit risk	56.00%	53.00%	65.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	11.00%	14.00%
Customer B [Memeber]
Revenue, Major Customer [Line Items]
Concentration of credit risk		12.00%	20.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk			10.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk		10.00%	15.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	17.00%	17.00%	20.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	17.00%
Customer G [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	11.00%